Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2011
(Wells Fargo Income Funds - Investor) | (WF Total Return Bond Fund) | Investor Class
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.52%
Total Annual Fund Operating Expenses	0.88%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.86%	[3]
(Wells Fargo Income Funds - Administrator) | (WF Total Return Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.79%	[2]
Fee Waivers	(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver	0.70%	[3]
(Wells Fargo Income Funds - Administrator) | (WF Inflation-Protected Bond Fund) | Administrator Class
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.59%
Total Annual Fund Operating Expenses	0.99%	[2]
Fee Waivers	(0.39%)
Total Annual Fund Operating Expenses After Fee Waiver	0.60%	[4]
(Wells Fargo Income Funds - Class R) | (WF Total Return Bond Fund) | Class R
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.25%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.10%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.08%	[3]
(Wells Fargo Income Funds - Institutional) | (WF Total Return Bond Fund) | Institutional Class
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.52%	[2]
Fee Waivers	(0.10%)
Total Annual Fund Operating Expenses After Fee Waiver	0.42%	[3]
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class A
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.49%
Total Annual Fund Operating Expenses	0.85%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	0.83%	[3]
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class B
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.60%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[3]
(Wells Fargo Income Funds - Retail) | (WF Total Return Bond Fund) | Class C
Operating Expenses:
Management Fees	0.36%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.60%	[2]
Fee Waivers	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver	1.58%	[3]
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class A
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	none
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.05%	[2]
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[4]
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class B
Operating Expenses:
Management Fees	0.40%	[1]
Distribution or Similar (Non 12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.80%	[2]
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]
(Wells Fargo Income Funds - Retail) | (WF Inflation-Protected Bond Fund) | Class C
Operating Expenses:
Management Fees	0.40%	[1]
Distribution (12b-1) Fees	0.75%
Other Expenses	0.65%
Total Annual Fund Operating Expenses	1.80%	[2]
Fee Waivers	(0.20%)
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[4]

[1]	Reflects the fees charged by Funds Management for providing investment advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[2]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[3]	The Adviser has committed through July 11, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[4]	The Adviser has committed through September 30, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolio's fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.